Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Earnings (loss) before taxes and non-controlling interest	$ (300,945)	$ 244,991
Statutory Canadian income tax rate (percent)	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ (81,255)	$ 66,148
Unrecognized tax benefit on termination fee related to the Yamana acquisition	39,750	0
Increase (decrease) due to:
Non-deductible expenditures	7,465	6,192
Foreign tax rate differences	(11,717)	15,969
Change in net deferred tax assets not recognized (1)	22,296	20,574
Derecognition of deferred tax assets previously recognized (2)	50,356	0
Effect of other taxes paid (mining and withholding)	15,658	25,846
Effect of foreign exchange on tax expense	(21,541)	14,337
Non-taxable impact of foreign exchange	6,310	(1,203)
Change in non-deductible portion of reclamation liabilities	12,157	2,380
Other	(361)	(3,814)
Income taxes expense	$ (39,118)	$ (146,429)
Effective income tax rate (percent)	(13.00%)	59.77%